Restructuring of Operations (Components of Restructuring Initiatives) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	$ 0.5	$ 3.0	$ 4.6
Restructuring charges (credits)	21.2	0.8	4.5
Non-cash items	(0.1)	0	(1.8)
Cash payments	(8.6)	(3.3)	(4.3)
Currency translation adjustments	0.3	0	0
Restructuring reserve, ending balance	13.3	0.5	3.0
2009 Restructuring Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	0.2	1.5	4.6
Restructuring charges (credits)	0.1	(0.3)	(1.0)		13.6
Non-cash items	0	0	(0.1)
Cash payments	(0.2)	(1.0)	(2.0)
Currency translation adjustments	0	0	0
Restructuring reserve, ending balance	0.1	0.2	1.5		4.6
2010 Restructuring Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	0.3	1.5	0
Restructuring charges (credits)	(0.2)	1.1	5.5
Non-cash items	0	0	(1.7)	[1]
Cash payments	(0.1)	(2.3)	(2.3)
Currency translation adjustments	0	0	0
Restructuring reserve, ending balance	0	0.3	1.5
2011 Restructuring Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	0	0	0
Restructuring charges (credits)	0	0	0
Non-cash items	0	0	0
Cash payments	0	0	0
Currency translation adjustments	0	0	0
Restructuring reserve, ending balance	0	0	0
2012 Restructuring Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	0	0	0
Restructuring charges (credits)	21.3	0	0
Non-cash items	(0.1)	0	0
Cash payments	(8.3)	0	0
Currency translation adjustments	0.3	0	0
Restructuring reserve, ending balance	$ 13.2	$ 0	$ 0

[1]	Represents write-offs of related to inventories and construction in progress at our Mt. Pleasant, Tennessee facility.